9. Share capital	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 9. Share capital

The Company's authorized share capital consists of unlimited common shares without par value. At March 31, 2016, the Company had 152,519,521 (December 31, 2015 - 147,330,917) shares issued and outstanding.